Average Annual Total Returns (Invesco Growth Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco Growth Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/30/04)
Label	Return Before Taxes
1 Year	6.73%
5 Years	0.88%
Since Inception	4.05%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class B, Invesco Growth Allocation Fund
Average Annual Total Returns
Column	Class B: Inception (04/30/04)
1 Year	7.02%
5 Years	0.92%
Since Inception	4.17%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class C, Invesco Growth Allocation Fund
Average Annual Total Returns
Column	Class C: Inception (04/30/04)
1 Year	11.02%
5 Years	1.28%
Since Inception	4.17%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class R, Invesco Growth Allocation Fund
Average Annual Total Returns
Column	Class R: Inception (04/30/04)
1 Year	12.61%
5 Years	1.79%
Since Inception	4.69%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class Y, Invesco Growth Allocation Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08) [1]
1 Year	13.17%
5 Years	2.15%
Since Inception	5.02%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco Growth Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/30/04)
Label	Return After Taxes on Distributions
1 Year	6.23%
5 Years	0.24%
Since Inception	3.47%
Inception Date	Apr. 30, 2004
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Growth Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/30/04)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	4.56%
5 Years	0.64%
Since Inception	3.37%
Inception Date	Apr. 30, 2004
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	4.03%
Inception Date	Apr. 30, 2004
Custom Growth Allocation Index (pre-9/30/10)
Average Annual Total Returns
Label	Custom Growth Allocation Index (pre-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	14.84%
5 Years	3.11%
Since Inception	5.61%
Inception Date	Apr. 30, 2004
Custom Growth Allocation Index (post-9/30/10)
Average Annual Total Returns
Label	Custom Growth Allocation Index (post-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.09%
5 Years	2.61%
Since Inception	5.23%
Inception Date	Apr. 30, 2004
Lipper Multi-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper Multi-Cap Core Funds Index:
1 Year	16.63%
5 Years	2.94%
Since Inception	5.15%
Inception Date	Apr. 30, 2004

[1]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.